Long-term Payables - other	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Long-term Payables - other
18.	Long-term Payables — other

(1)	Long-term payables — other as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2018
Payables related to acquisition of frequency usage rights	￦	1,544,699	1,939,082
Other		5,468	29,702

	￦	1,550,167	1,968,784

(2)	As of December 31, 2019 and 2018, details of long-term payables — other which consist of payables related to the acquisition of frequency usage rights are as follows (See Note 16):

(In millions of won)
	December 31, 2019		December 31, 2018
Long-term payables — other	￦	2,051,389	2,476,738
Present value discount on long-term payables — other		(82,851)	(113,772)
Current installments of long-term payables — other		(423,839)	(423,884)

Carrying amount at December 31	￦	1,544,699	1,939,082

(3)
The principal amount of the long-term payables — other repaid during the year ended December 31, 2019 is ￦425,349 million. The repayment schedule of the principal amount of long-term payables — other related to acquisition of frequency usage rights as of December 31, 2019 is as follows:

(In millions of won)
	Amount
Less than 1 year	￦	425,349
1~3 years		647,589
3~5 years		413,385
More than 5 years		565,066

	￦	2,051,389